SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Nov. 26, 2024 USD ($) termSheet	Mar. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 01, 2023 USD ($)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (1,410,392)			$ (796,092)
Cash and cash equivalents	$ 28,895			$ 190,169	$ 227,442
“Rest-of-the world” direct generation business
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of partially binding term sheets | termSheet		2
Disposal group consideration receivable		$ 101,600
TCL Zhonghuan Renewable Energy Technology Co., Ltd. (TZE)
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Long-term funding			$ 21,700